Note 7 - Loans Receivable, Net and Allowance for Credit Losses - Non-accrual Loans by Class of Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financing Receivable, Nonaccrual, With Allowance	$ 0
Financing Receivable, Nonaccrual, No Allowance	51
Financing Receivable, Nonaccrual	51	$ 1,939
Loans > 90 days and accruing	401	51
Nonperforming Financial Instruments [Member]
Financing Receivable, Nonaccrual	452
Residential Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member]
Financing Receivable, Nonaccrual, With Allowance	0
Financing Receivable, Nonaccrual, No Allowance	0
Financing Receivable, Nonaccrual	0	0
Loans > 90 days and accruing	401
Residential Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member] | Nonperforming Financial Instruments [Member]
Financing Receivable, Nonaccrual	401
Residential Portfolio Segment [Member] | Multifamily [Member]
Financing Receivable, Nonaccrual, With Allowance	0
Financing Receivable, Nonaccrual, No Allowance	0
Financing Receivable, Nonaccrual	0	1,708
Loans > 90 days and accruing	0
Residential Portfolio Segment [Member] | Multifamily [Member] | Nonperforming Financial Instruments [Member]
Financing Receivable, Nonaccrual	0
Commercial Real Estate Portfolio Segment [Member] | Commercial Loan [Member]
Financing Receivable, Nonaccrual, With Allowance	0
Financing Receivable, Nonaccrual, No Allowance	51
Financing Receivable, Nonaccrual	51	134
Loans > 90 days and accruing	0
Commercial Real Estate Portfolio Segment [Member] | Commercial Loan [Member] | Nonperforming Financial Instruments [Member]
Financing Receivable, Nonaccrual	51
Commercial Portfolio Segment [Member]
Loans > 90 days and accruing		51
Commercial Portfolio Segment [Member] | Commercial Loan [Member]
Financing Receivable, Nonaccrual, With Allowance	0
Financing Receivable, Nonaccrual, No Allowance	0
Financing Receivable, Nonaccrual	0	$ 97
Loans > 90 days and accruing	0
Commercial Portfolio Segment [Member] | Commercial Loan [Member] | Nonperforming Financial Instruments [Member]
Financing Receivable, Nonaccrual	$ 0